Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 84,174	$ 304,654	$ 173,556
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation	168,277	164,055	138,429
Amortization of debt (loans & leases) issuance costs	3,141	3,583	3,661
Noncash lease expense	28,377	18,385	9,793
Gain/(Loss) on debt extinguishment, net	431	1,144	5,149
Impairment loss	0	1,800	17,838
(Gain)/Loss on sale of vessels	18,313	(43,287)	(29,399)
Loss on bad debt	0	308	300
Share-based compensation	17,798	18,328	20,877
Gain from insurance proceeds relating to vessel total loss	0	0	(28,163)
Loss on write-down of inventory	0	6,286	9,318
Change in fair value of derivatives	(277)	(3,372)	9,662
Other non-cash charges	(199)	(190)	170
Write-off of accruals and current assets	(9,416)	0	0
Gain on hull and machinery claims	(219)	(898)	(200)
Equity in income/(loss) of investee	907	4	(60)
(Increase)/Decrease in:
Trade accounts receivable	(4,284)	33,600	14,396
Inventories	25,639	1,925	(5,851)
Prepaid expenses and other receivables	4,101	(11,187)	(6,829)
Derivatives asset	189	1,066	6,625
Accrued income	67	(67)	(0)
Due from related parties	(42)	1	286
Due from managers	(7)	(22)	61
Other non-current assets	37	0	0
Increase/(Decrease) in:
Accounts payable	6,693	(6,617)	7,306
Operating lease liability	(28,377)	(18,387)	(9,792)
Due to related parties	283	1,615	158
Accrued liabilities	(23,947)	(3,471)	(2,610)
Due to managers	1,213	3,552	1,042
Deferred revenue	3,064	(3,654)	54
Other current liabilities	(0)	2,000	(0)
Net cash provided by / (used in) Operating Activities	295,936	471,154	335,777
Cash Flows from Investing Activities:
Advances for vessels acquisitions, vessels under construction, vessel upgrades and other fixed assets	(83,988)	(55,095)	(18,091)
Cash proceeds from vessel sales	174,396	303,232	195,968
Cash proceeds from vessel total loss	(0)	(0)	55,000
Investment in debt security	(1,409)	0	0
Cash acquired related to the Eagle Merger	(0)	104,325	(0)
Hull and machinery insurance proceeds	12,156	3,716	2,641
Net cash provided by / (used in) Investing Activities	101,155	356,178	235,518
Cash Flows from Financing Activities:
Proceeds from bank loans	378,000	388,120	441,405
Loan and lease prepayments and repayments	(579,630)	(730,134)	(492,570)
Financing and debt extinguishment fees paid	(1,901)	(3,779)	(6,588)
Dividends paid	(34,375)	(277,008)	(158,052)
Proceeds from issuance of common stock	(0)	(0)	13,165
Offering expenses paid	0	(96)	(141)
Repurchase of common shares	(98,131)	(25,305)	(393,108)
Net cash provided by / (used in) Financing Activities	(336,037)	(648,202)	(595,889)
Net increase/(decrease) in cash and cash equivalents and restricted cash	61,054	179,130	(24,594)
Cash and cash equivalents and restricted cash at beginning of the year	440,880	261,750	286,344
Cash and cash equivalents and restricted cash at end of the year	501,934	440,880	261,750
Cash paid during the period for:
Interest, net of amount capitalized	58,498	87,523	56,025
Non-cash investing and financing activities:
Shares issued in connection with Eagle Merger	(0)	665,551	(0)
Vessel upgrades	7,798	5,932	2,916
Assumed bank loans and Convertible notes debt related to Eagle Merger	(0)	514,180	(0)
Right-of-use assets and lease obligations for charter-in contracts	924	171,615	(0)
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	488,511	425,066	227,481
Restricted cash, current	11,808	11,218	32,248
Restricted cash, non-current	1,615	4,596	2,021
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 501,934	$ 440,880	$ 261,750